Significant Accounting Policies, Offering Costs associated with the Initial Public Offering (FY) (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Offering Costs [Abstract]
Offering costs		$ 13,457,525
Underwriting commissions		4,000,000
Deferred underwriting commissions		8,650,000
Other offering costs		807,525
Transaction costs associated with Initial Public Offering		509,712
Transaction costs charged to equity	$ 12,947,813	$ 12,947,813